Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement Of Financial Position [Abstract]
Common stock, par value	$ 1	$ 1
Common stock, authorized	2,000,000,000	2,000,000,000
Common stock, issued	683,494,944	683,494,944
Treasury stock, shares	142,017,600	143,890,064